UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
Report for the Calendar Year or Quarter Ended:
June 30, 2009

Check here if Amendment  [ ]:  Amendment Number: ______
This Amendment (Check only one.):[ ] a restatement.
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
	Name:	Dubuque Bank & Trust
	Address:1398 Central Avenue
		Dubuque, Iowa 52001

Form 13F file number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:		Paul J. Peckosh
Title:		Executive Vice President
Phone:		563-589-2000

Signature, Place, and Date of Signing:

/s/ Paul Peckosh
_______________________________
Dubuque, Iowa
July 21, 2009

Report Type (Check only one.):
[ ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
[X] 	13F NOTICE. (Check here if no holdings reported are in this reporting
	manager are reported in this report and a portion are reported by other
	reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by
	other reporting manager(s).)

LIST of Other Managers:
No. From 13F file number name
1.	 028-10581 Dubuque Bank & Trust Company